Note 1 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended												12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Oct. 01, 2018
Depreciation, Depletion and Amortization, Total													$ 400,000	$ 400,000	$ 400,000
Advertising Expense													600,000	500,000	200,000
Revenues, Total	$ 12,284,765	$ 11,649,528	$ 12,573,899	$ 10,905,795	$ 12,095,826	$ 11,294,756	$ 12,989,990	$ 12,333,174	$ 8,249,668	$ 10,587,187	$ 10,060,242	$ 9,766,167	47,413,987	48,713,746	38,663,264
Accounting Standards Update 2016-02 [Member] | Scenario, Forecast [Member]
Operating Lease, Right-of-Use Asset																$ 3,000,000
Non-US Based Customer [Member]
Revenues, Total													$ 4,100,000	$ 4,300,000	$ 3,000,000
Arris Solutions, Inc [Member] | Supplier Concentration Risk [Member] | Inventory Purchased [Member]
Concentration Risk, Percentage													15.00%
Cisco [Member] | Supplier Concentration Risk [Member] | Inventory Purchased [Member]
Concentration Risk, Percentage													11.00%
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life													3 years
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life													10 years
Software and Software Development Costs [Member]
Property, Plant and Equipment, Useful Life													3 years
Office Equipment [Member]
Property, Plant and Equipment, Useful Life													5 years
Warehouse and Service Equipment [Member]
Property, Plant and Equipment, Useful Life													10 years
Building [Member]
Property, Plant and Equipment, Useful Life													40 years